Consolidated Statements of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (1,030,638)	$ 603,234
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	79,525	82,334
Amortization of debt discount	50,452	38,183
Amortization of debt issuance costs	152,867	7,060
Stock compensation expense	85,899	10,576
Allowance for bad debts	25,978	0
Change in fair value of derivative instruments	788,274	35,094
Gain from the sale of product line	(499,525)	0
Benefit from deferred income taxes	35,369	(252,244)
Change in assets and liabilities
Accounts receivable	(302,895)	(146,236)
Notes receivable	8,894	43,565
Inventories	(534,855)	(76,833)
Marketable securities	(12,574)	0
Prepaid expenses	(25,688)	(55,701)
Deposits and other assets	326,069	23,043
Accounts payable	(251,497)	(439,086)
Accrued expenses	29,385	455,034
Income taxes	(47,611)	(54,841)
Net cash provided by (used in) operating activities	(1,122,571)	273,182
Cash flows from investing activities:
Purchase of property and equipment	(71,756)	(18,229)
Proceeds from the sale of product line	500,000	0
Purchase of investments	(965,886)	0
Net cash used in investing activities	(537,642)	(18,229)
Cash flows from financing activities:
Proceeds of notes payable	0	850,000
Payment of notes payable	(766,809)	(134,081)
Payment of vendor notes	(1,000)	(210,302)
Proceeds from line of credit	5,047,858	4,530,814
Repayment of line of credit	(4,695,508)	(4,494,043)
Payment of financing costs	0	(154,310)
Deferred offering costs	(767,507)	(141,826)
Cash acquired in merger	4,498,430	0
Member distribution	0	(119,471)
Distributions to shareholder	(364,406)	(83,618)
Net cash provided by financing activities	2,951,058	43,163
Net increase in cash	1,290,845	298,116
Cash and cash equivalents, beginning of period	364,608	66,492
Cash and cash equivalents, end of period	1,655,453	364,608
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	216,363	171,853
Non-cash transactions
Conversion of notes payable to common stock	250,000	0
Conversion of accounts payable to notes payable	$ 0	$ 124,204